Property and Equipment - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 538,804	$ 563,322	$ 2,634,372	$ 1,612,086
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Depreciation and amortization			2,557,787	1,514,679
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Depreciation and amortization			$ 562,364	$ 597,236